May 1, 2019

DREYFUS INVESTMENT PORTFOLIOS
DREYFUS VARIABLE INVESTMENT FUND
DREYFUS STOCK INDEX FUND, INC.
THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.

Supplement to Current Summary Prospectus and Prospectus

Effective on or about June 3, 2019 (the "Effective Date"), The Dreyfus Corporation, the primary mutual fund business of The Bank of New York Mellon Corporation and the fund's investment adviser, will change its name to "BNY Mellon Investment Adviser, Inc."  As of the Effective Date, all information in the fund's summary prospectus and prospectus relating to "The Dreyfus Corporation" or "Dreyfus" will relate to "BNY Mellon Investment Adviser, Inc."

On the Effective Date, MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus and the fund's distributor, will change its name to "BNY Mellon Securities Corporation."  As of the Effective Date, all information in the fund's prospectus relating to "MBSC Securities Corporation" or "MBSC" will relate to "BNY Mellon Securities Corporation."

As of the Effective Date, references to the "Dreyfus Family of Funds" and "Dreyfus funds" in the fund's prospectus will refer to the "BNY Mellon Family of Funds" and "funds in the BNY Mellon Family of Funds," respectively.  In addition, as of the Effective Date, references to "1-800-DREYFUS" and "dreyfus.com" in the fund's summary prospectus, as applicable, and prospectus will be replaced with
"1-800-373-9387" and "bnymellonim.com/us," respectively.  Reference, however, to "Dreyfus money market funds" on the back cover page of the fund's prospectus will be retained.

As of the Effective Date, the address of Dreyfus (BNY Mellon Investment Adviser, Inc.) is 240 Greenwich Street, New York, New York 10286.

In addition, on the Effective Date, the funds will change their names as follows:

Current Fund Name	New Fund Name
Dreyfus Investment Portfolios	BNY Mellon Investment Portfolios (no change to the Portfolios' names)
Dreyfus Variable Investment Fund	BNY Mellon Variable Investment Fund (no change to the Portfolios' names)
Dreyfus Stock Index Fund, Inc.	BNY Mellon Stock Index Fund, Inc.
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

The changes to the names of the funds, as well as the other changes described above, will have no effect on policy owners owning fund shares or their accounts with respect thereto, other than to reflect the new names.

DIP-VIFSTK0519